RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - ASSETS - ADDITIONAL INFORMATION (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
US Government Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	$ 2,003	$ 2,494
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	3,659	3,824
Corporate Bond Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	1,291	730
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	$ 2,503	$ 2,547